Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal												$ (20,824)	$ 58,507	$ 10,621
State												(403)	14,691	(759)
Foreign												9,195	15,545	2,968
Current Income Tax Expense (Benefit)												(12,032)	88,743	12,830
Deferred:
Federal												41,986	(53,711)	62,704
State												(997)	(4,325)	(431)
Foreign												(6,162)	(4,410)	1,482
Provision for valuation allowance on deferred tax assets												3,601	15,764	0
Deferred Income Tax Expense (Benefit)												38,428	(46,682)	63,755
Total	$ 10,832	$ 2,022	$ 2,992	$ 10,165	$ 11,217	$ 18,309	$ 8,873	$ 8,496	$ 6,383	$ 21,866	$ 24,374	$ 26,396	$ 42,061	$ 76,585